Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS — 60.7%
	CORPORATE — 60.7%
	BASIC MATERIALS — 3.6%
60,000	First Quantum Minerals Ltd. 9.375%, 3/1/2029[2,3,4]	$63,168
925,000	First Quantum Minerals, Ltd. 6.875%, 10/15/2027[2,3,4]	910,151
100,000	SCIL IV LLC 9.500%, 7/15/2028[3]	117,181
100,000	Stillwater Mining Co. 4.500%, 11/16/2029[3]	83,137
		1,173,637
	COMMUNICATIONS — 14.3%
200,000	Altice France S.A./France 5.500%, 1/15/2028[2,3,4]	146,335
100,000	Altice France SA 8.125%, 2/1/2027[2,3,4]	79,798
300,000	Delivery Hero S.E. 3.250%, 2/21/2030[5]	283,754
900,000	Directv Financing LLC 8.875%, 2/1/2030[2,3]	901,996
475,000	DISH Network Corp. 11.750%, 11/15/2027[2,3]	475,580
	Hughes Satellite Systems Corp.
500,000	5.250%, 8/1/2026	381,673
225,000	6.625%, 8/1/2026	105,750
	Qwest Corp.
1,000,000	7.250%, 9/15/2025	995,760
500,000	SoftBank Group Corp. 6.000%, 7/30/2025[3,4]	498,569
450,000	ViaSat, Inc. 6.500%, 7/15/2028[2,3]	366,537
452,000	Victoria's Secret & Co 4.625%, 7/15/2029[3]	375,330
		4,611,082
	CONSUMER, CYCLICAL — 15.9%
275,000	Allegiant Travel Co. 7.250%, 8/15/2027[2,3]	256,660
700,000	Allwyn Entertainment Financing UK PLC 7.875%, 4/30/2029[2,3,4]	728,063
150,000	Atlantis Holdings LLC / Victra Finance Corp. 7.750%, 2/15/2026[2,3]	150,477
200,000	Connect Finco SARL / Connect U.S. Finco LLC 6.750%, 10/1/2026[2,3,4]	196,724
75,000	DraftKings Holdings, Inc. 0.000%, 3/15/2028[5]	63,552

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
69,000	Evergreen Acqco 1 LP / TVI, Inc. 9.750%, 4/26/2028[2,3]	$72,867
500,000	IRB Holding Corp. 7.000%, 6/15/2025[2,3]	500,476
350,000	Lucid Group, Inc. 1.250%, 12/15/2026[2,5]	222,075
600,000	NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 4/1/2026[2,3]	602,638
	QVC, Inc.
479,000	4.750%, 2/15/2027[3]	415,629
622,000	4.375%, 9/1/2028[3]	476,396
625,000	Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.931% (6-Month USD Libor+605.33 basis points), 10/15/2026[2,3,6]	630,469
1,150,000	Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8.000%, 9/20/2025[2,3,4]	725,003
88,000	United Airlines, Inc. 4.375%, 4/15/2026[2,3]	85,849
		5,126,878
	CONSUMER, NON-CYCLICAL — 7.8%
400,000	Alarm.com Holdings, Inc. 2.250%, 6/1/2029[2,5]	417,658
29,000	Alta Equipment Group, Inc. 9.000%, 6/1/2029[2,3]	27,513
600,000	Diversified Healthcare Trust 9.750%, 6/15/2025[3]	601,392
21,000	Herbalife Nutrition Ltd. / HLF Financing, Inc. 7.875%, 9/1/2025[2,3,4]	20,866
	HLF Financing Sarl LLC / Herbalife International, Inc.
550,000	12.250%, 4/15/2029[2,3]	551,768
131,000	4.875%, 6/1/2029[2,3]	89,201
25,000	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc. 9.000%, 2/15/2029[2,3]	25,660
808,789	Radiology Partners, Inc. 8.500%, 1/31/2029[2,3]	761,273
		2,495,331
	ENERGY — 5.2%
	CITGO Petroleum Corp.
200,000	7.000%, 6/15/2025[2,3]	200,104
112,000	6.375%, 6/15/2026[2,3]	112,198
514,000	8.375%, 1/15/2029[2,3]	536,049
250,000	CVR Energy, Inc. 8.500%, 1/15/2029[2,3]	254,778

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
100,000	Delek Logistics Partners LP / Delek Logistics Finance Corp. 7.125%, 6/1/2028[2,3]	$99,680
100,000	Enviva Partners LP / Enviva Partners Finance Corp. 6.500%, 1/15/2026[2,3]	44,500
450,000	NextEra Energy Partners LP 2.500%, 6/15/2026[2,5]	415,644
		1,662,953
	FINANCIAL — 7.8%
325,937	Avation Capital SA 9.000%, 10/31/2026[2,3,4]	299,953
75,000	BGC Group, Inc. 8.000%, 5/25/2028[3]	80,061
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
122,000	5.250%, 5/15/2027[3]	116,948
653,000	9.750%, 1/15/2029[2,3]	687,670
200,000	SoFi Technologies, Inc. 1.250%, 3/15/2029[2,5]	204,538
50,000	StoneX Group, Inc. 7.875%, 3/1/2031[2,3]	52,076
	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
200,000	10.500%, 2/15/2028[2,3]	202,062
1,019,000	4.750%, 4/15/2028[2,3]	881,461
		2,524,769
	INDUSTRIAL — 4.3%
450,000	INNOVATE Corp. 8.500%, 2/1/2026[2,3]	344,311
150,000	Likewize Corp. 9.750%, 10/15/2025[2,3]	152,013
709,000	Manitowoc Co., Inc. 9.000%, 4/1/2026[2,3]	710,940
140,000	Rocket Lab USA, Inc. 4.250%, 2/1/2029[2,5]	176,225
		1,383,489
	TECHNOLOGY — 1.3%
350,000	Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028[2,3]	337,977
75,000	NCR Atleos Escrow Corp. 9.500%, 4/1/2029[2,3]	81,937
		419,914
	UTILITIES — 0.5%
100,000	American Water Capital Corp. 3.625%, 6/15/2026[5]	101,250

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
50,000	Evergy, Inc. 4.500%, 12/15/2027[2,5]	$52,662
		153,912
	TOTAL CORPORATE
	(Cost $19,475,865)	19,551,965

	TOTAL BONDS
	(Cost $19,475,865)	19,551,965

Number of Shares
	COMMON STOCKS—0.6%
	CONSUMER, NON-CYCLICAL—0.1%
1,742	Endo, Inc.	50,335

	TECHNOLOGY—0.5%
3,522	Diebold Nixdorf, Inc.	153,383
	TOTAL COMMON STOCKS
	(Cost $100,088)	203,718

Principal Amount[1]
	CONVERTIBLE CORPORATE BONDS — 1.5%
	CORPORATE — 1.5%
	COMMUNICATIONS — 1.5%
655,000	DISH Network Corp. 0.000%, 12/15/2025[5]	481,647
	TOTAL CORPORATE
	(Cost $487,157)	481,647

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $487,157)	481,647
	LEVERAGED LOANS — 29.9%
600,000	Altice France S.A. 10.801% (1-Month Term SOFR+550 basis points), 8/31/2028[3,4,6,7]	459,600
500,000	American Airlines, Inc. 10.294% (3-Month Term SOFR+475 basis points), 4/20/2028[3,4,6,7,8,9]	518,332
	AP Core Holdings II LLC
275,000	10.933% (1-Month USD Libor+550 basis points), 9/1/2027[3,6,7]	222,062
517,500	10.945% (1-Month Term SOFR+550 basis points), 9/1/2027[3,6,7]	417,881
723,079	ASP LS Acquisition Corp. 10.096% (3-Month Term SOFR+450 basis points), 5/7/2028[3,6,7,8,9]	566,713

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	LEVERAGED LOANS (Continued)
	Asurion LLC
725,000	10.404% (1-Month USD Libor+525 basis points), 2/3/2028[3,6,7]	$679,024
49,748	9.694% (1-Month Term SOFR+425 basis points), 8/19/2028[3,6,7]	49,619
399,000	Delivery Hero S.E. 5.130%, 12/20/2029[3,6,7]	399,640
109,200	Diebold Nixdorf, Inc. 11.500% (1-Month Term SOFR+750 basis points), 8/11/2028[6,7]	113,068
250,000	Discovery Energy Holding Corp. 10.085% (1-Month Term SOFR+475 basis points), 5/1/2031[3,6,7]	252,500
100,000	DS Parent, Inc. 9.463% (1-Month Term SOFR+550 basis points), 12/16/2030[3,6,7]	99,375
49,317	EG America LLC 5.178% (1-Month Term SOFR+425 basis points), 3/12/2026[3,6,7]	49,317
789,000	Endo Finance Holdings, Inc. 4.500% (1-Month Term SOFR+450 basis points), 4/23/2031[3,6,7]	791,793
	Enviva, Inc.
35,500	4.000%, 12/13/2024[3,6,7]	36,328
21,300	13.329%, 12/13/2024[3,6,7,8,9]	25,667
14,200	13.346%, 12/13/2024[3,6,7]	17,111
100,000	4.000% (1-Month Term SOFR+400 basis points), 6/30/2027[6,7]	102,000
100,000	10.000% (1-Month Term SOFR+225 basis points), 6/30/2027[6,7]	101,750
450,000	Eyecare Partners LLC 11.029% (3-Month Term SOFR+575 basis points), 8/31/2028[6,7]	453,994
499,062	First Brands Group LLC 10.591% (3-Month Term SOFR+500 basis points), 3/30/2027[3,6,7]	497,191
900,000	Franchise Group, Inc. 10.437% (3-Month Term SOFR+475 basis points), 3/10/2026[3,6,7]	486,000
275,000	HLF Financing Sarl LLC / Herbalife International, Inc. 0.000% (1-Month Term SOFR+675 basis points), 4/12/2029[3,6,7,8,9]	261,662
449,492	LendingTree LLC 3.750% (1-Month Term SOFR+375 basis points), 9/15/2028[3,6,7,8,9]	446,683
45,441	Radiology Partners, Inc. 9.587% (3-Month Term SOFR+350 basis points), 1/31/2029[6,7]	43,212
650,000	Restaurant Brands International 6.344% (1-Month Term SOFR+125 basis points), 9/21/2028[4,6,7,8,9]	631,719
98,992	Spirit AeroSystems, Inc. 9.502% (1-Month Term SOFR+425 basis points), 1/15/2027[3,6,7]	100,304
112,589	Taboola, Inc. 9.458% (1-Month USD Libor+400 basis points), 9/1/2028[3,6,7]	112,871
473,983	Tutor Perini Corp. 4.750% (1-Month Term SOFR+475 basis points), 8/18/2027[3,6,7,8,9]	475,168
	Viasat, Inc.
98,990	9.844% (1-Month Term SOFR+450 basis points), 3/4/2029[3,6,7]	91,259
49,625	9.941% (1-Month Term SOFR+450 basis points), 5/30/2030[3,6,7]	45,283
300,000	Wellpath Holdings, Inc. 5.957% (3-Month Term SOFR+550 basis points), 10/1/2025[3,6,7,8,9]	201,000

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	LEVERAGED LOANS (Continued)
498,962	West Technology Group LLC 9.502% (3-Month Term SOFR+400 basis points), 4/10/2027[6,7]	$484,774
374,340	Windstream Services LLC 11.679% (1-Month Term SOFR+625 basis points), 9/21/2027[3,6,7,8,9]	377,147
	TOTAL LEVERAGED LOANS
	(Cost $10,083,323)	9,610,047

Number of Shares
	SHORT-TERM INVESTMENTS — 16.7%
5,388,946	Fidelity Institutional Government Portfolio Class I, 5.22%[10]	$5,388,946
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,388,946)	5,388,946

	TOTAL INVESTMENTS — 109.4%
	(Cost $35,535,379)	$35,236,323
	Liabilities in Excess of Other Assets — (9.4)%	(3,031,728)
	TOTAL NET ASSETS — 100.0%	$32,204,595

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $14,855,582, which represents 46.13% of Total Net Assets.
[3]	Callable.
[4]	Foreign security denominated in U.S. dollars.
[5]	Convertible security.
[6]	Floating rate security.
[7]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[8]	Denotes investments purchased on a when-issued or delayed delivery basis.
[9]	All or a portion of the loan is unfunded.
[10]	The rate is the annualized seven-day yield at period end.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Setlement Date	Currency Amount Sold	Value At Settlement Date	Value At July 31, 2024	Unrealized Appreciation (Depreciation)
Euro	Pershing, LLC.	EUR per USD	10/1/2024	(260,000)	$(282,652)	$(282,242)	$410
Euro	Pershing, LLC.	EUR per USD	8/5/2024	(110,000)	(118,217)	(119,077)	(860)
					(400,869)	(401,319)	(450)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(400,869)	$(401,319)	$(450)

EUR – Euro